                                             1933 Act Registration No.  33-10261
                                             1940 Act Registration No.  811-4905

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 1997

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           (Registration No. 33-10261)
                        Pre-Effective Amendment No.
                                                    ----
                       Post-Effective Amendment No.  35
                                                    ----
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                           (Registration No. 811-4905)
                              Amendment No.   35
                                             ----
                        (Check appropriate box or boxes)

                                PIPER FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

        Piper Jaffray Tower, 222 South 9th Street, Minneapolis, MN 55402
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number, Including Area Code:  (6l2) 342-6384
                                                            ---------------
                                   Paul A. Dow
                      Piper Capital Management Incorporated
                               Piper Jaffray Tower
               222 South 9th Street, Minneapolis, Minnesota 55402
               --------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Kathleen L. Prudhomme
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                          Minneapolis, Minnesota 55402

     immediately upon filing pursuant to paragraph (b) of Rule 485
---
     on (specify date) pursuant to paragraph (b) of Rule 485
---
 X   on February 18, 1997 pursuant to paragraph (b)(1)(v) of Rule 485
---
     75 days after filing pursuant to paragraph (a) of Rule 485
---
     on (specify date) pursuant to paragraph (a) of Rule 485
---
     60 days after filing pursuant to paragraph (a) of Rule 485
---

     The Registrant has registered an indefinite number of its common shares pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 29, 1996.
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 23rd day of January 1997.

                                        PIPER FUNDS INC.
                                        (Registrant)


                                        By  /s/ Paul A. Dow
                                           -------------------------------------
                                            Paul A. Dow
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Paul A. Dow                    President (principal         January 23, 1997
------------------------------     executive officer)
Paul A. Dow


/s/ Robert H. Nelson               Treasurer (principal         January 23, 1997
------------------------------     financial and
Robert H. Nelson                   accounting officer)

David T. Bennett*                  Director

Jaye F. Dyer*                      Director

William H. Ellis*                  Director

Karol D. Emmerich*                 Director

Luella G. Goldberg*                Director

David A. Hughey*                   Director

George Latimer*                    Director

*By  /s/ William H. Ellis
    --------------------------
     Paul A. Dow
     Attorney-in-Fact                                           January 23, 1997